Severance Indemnities and Pension Plans (Components of Net Periodic Costs of Pension Benefits) (Details) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Domestic subsidiaries, Pension benefits and SIP [Member]
Service cost-benefits earned during the fiscal year	¥ 39,713	¥ 41,823	¥ 39,443
Interest costs on projected benefit obligation	33,184	29,071	32,926
Expected return on plan assets	(56,105)	(49,826)	(68,710)
Amortization of net actuarial loss	15,600	51,980	1,653
Amortization of prior service cost (benefit)	(10,576)	(9,801)	(7,373)
Amortization of net obligation (asset) at transition		(1)	(5)
Loss on settlement and curtailment	3,706	3,037	4,463
Net periodic benefit cost	25,522	66,283	2,397
Foreign offices and subsidiaries, Pension benefits [Member]
Service cost-benefits earned during the fiscal year	6,092	6,414	7,448
Interest costs on projected benefit obligation	10,900	10,587	11,301
Expected return on plan assets	(16,220)	(15,309)	(16,820)
Amortization of net actuarial loss	1,386	2,682	2,133
Amortization of prior service cost (benefit)	51	39	77
Amortization of net obligation (asset) at transition
Loss on settlement and curtailment
Net periodic benefit cost	2,209	4,413	4,139
Foreign offices and subsidiaries, Other benefits [Member]
Service cost-benefits earned during the fiscal year	909	872	945
Interest costs on projected benefit obligation	1,335	1,226	1,369
Expected return on plan assets	(1,086)	(936)	(1,373)
Amortization of net actuarial loss	516	678	320
Amortization of prior service cost (benefit)	(61)	(67)	(78)
Amortization of net obligation (asset) at transition	115	123	192
Loss on settlement and curtailment
Net periodic benefit cost	¥ 1,728	¥ 1,896	¥ 1,375